Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	SOUTHEAST AIRPORT GROUP
Entity Central Index Key	0001123452
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	300,000,000
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true